Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Abstract]
Assets under capital lease	$ 5.4	$ 5.4
Accumulated depreciation of assets under capital lease	3.1	1.7
Payroll capitalized for software development	$ 2.8	$ 2.6	$ 1.9